Accrued Expense and Other Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Accrued Expense and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2025	2024
Accrued bonus and staff costs	8,024	40,065
Accrued tutor fees	33,765	44,024
Accrued operating expense	182,712	70,519
Accrued IPO cost	95,022	—
Total	$319,523	$154,608